ISSUED BY
CONSECO VARIABLE INSURANCE COMPANY

                                                                  ConsecoADVISOR
                                                      FIXED AND VARIABLE ANNUITY

                                                                     MAY 1, 1999
                                                                      PROSPECTUS
                                              CONSECO VARIABLE INSURANCE COMPANY

                                       This cover is not part of the prospectus.

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                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                                       OF
                       Conseco Variable Insurance Company
               (FORMERLY GREAT AMERICAN RESERVE INSURANCE COMPANY)
  ADMINISTRATIVE OFFICE: 11825 North Pennsylvania Street, Carmel, Indiana 46032
                              Phone: (800) 437-3506

   INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contract provides seven investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic or tactical asset allocation investing with the assistance of a professional money manager. The investment options, which are provided through Rydex Advisor Variable Annuity Account (a separate account of Conseco Variable), are separate investment funds ("Funds") of Rydex Variable Trust. You can invest in the following Funds of Rydex Variable Trust:

   Nova
   Ursa
   OTC
   Precious Metals
   U.S. Government Bond
   Juno
   U.S. Government Money Market

You can also invest in a Fixed Account of Conseco Variable.

The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.

Withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty.

THE CONTRACTS:
   O  ARE NOT BANK DEPOSITS
   O  ARE NOT FEDERALLY INSURED
   O  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   O  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                     May 1, 1999

                                                                               1

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This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated May 1, 1999, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana 46032, or call (800) 437-3506. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

2

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Table of Contents
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                                                                 Page
DEFINITIONS ....................................................    4
TABLE OF FEES AND EXPENSES .....................................    5
ACCUMULATION UNIT VALUES .......................................    8
PERFORMANCE INFORMATION ........................................   10
CONSECO VARIABLE INSURANCE COMPANY .............................   10
 Year 2000 .....................................................   10
THE SEPARATE ACCOUNT ...........................................   12
RYDEX VARIABLE TRUST ...........................................   12
THE CONTRACT ...................................................   13
  Purchase Payments ............................................   15
  Accumulation Units ...........................................   15
  Transfers ....................................................   16
  Withdrawals ..................................................   16
    Suspension of Payment or Transfers .........................   17
    Systematic Withdrawal Plan .................................   17
  Payment on Death .............................................   18
ANNUITY PROVISIONS .............................................   18
FEES AND CHARGES ...............................................   20
  Contract Administration Fee ..................................   20
  Mortality and Expense Risk Charge ............................   20
  Withdrawal Charge ............................................   20
  Premium Taxes ................................................   22
  Income Taxes .................................................   22
  Fund Expenses ................................................   22
THE FIXED ACCOUNT ..............................................   22
BENEFICIARY ....................................................   22
OWNERSHIP ......................................................   23
FEDERAL INCOME TAX CONSIDERATIONS ..............................   23
  Annuity Contracts in General .................................   23
  Qualified and Non-Qualified Contracts ........................   24
  Withdrawals-- Non-Qualified Contracts ........................   24
  Withdrawals-- Qualified Contracts ............................   24
  Withdrawals-- Tax-Sheltered Annuities ........................   24
  Diversification ..............................................   24
  Investor Control .............................................   24
TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION .......................................   26

                                                                               3

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                                   DEFINITIONS
================================================================================

ACCUMULATION UNIT:

A unit of measure used to compute your interest in a Subaccount of the Separate Account.

ANNUITY DATE:

The date on which annuity payments begin.

CONTRACT:

The individual deferred variable annuity offered by and described in this Prospectus.

CONTRACT OWNER:

The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

CONTRACT VALUE:

The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

FINANCIAL ADVISOR:

A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic or tactical asset allocation services to you and who is not prevented from providing such services by any federal or state regulatory action.

FIXED ACCOUNT:

An account maintained by Conseco Variable as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.

FUND:

An investment portfolio of Rydex Variable Trust.

SEPARATE ACCOUNT:

Rydex Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

SUBACCOUNT:

A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

TRUST:
Rydex Variable Trust.

YOU:

A reference to "you" means the Contract Owner or prospective Contract Owner.

WE OR US:

A reference to "we" or "us" means Conseco Variable Insurance Company.

4

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                           TABLE OF FEES AND EXPENSES
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CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                                    None

Withdrawal Charge (percent of purchase payments withdrawn)                  7%*

Exchange Fee                                                               None

ANNUAL CONTRACT FREE                                                       None

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of Subaccount values)
 Mortality and Expense Risk Charge                                        1.25%
 Contract Administration Fee                                              0.15%
                                                                          -----

 Total Separate Account Annual Expenses                                   1.40%

----------
 * A withdrawal charge may be applied if you withdraw money from the Contract or, if the Contract has been in effect for less than five years, and money in the Contract is applied to provide annuity payments for less than five years. The charge on a withdrawal of a purchase payment declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.

RYDEX VARIABLE TRUST ANNUAL EXPENSES
(as a percent of average net assets, reflecting expense limitations)

                                                                 Total Fund
                                                                 Expenses+
                                                                 (after waivers
                                         Management   Other      and/or
                                         Fees         Expenses+  reimbursements)
--------------------------------------------------------------------------------
Nova Fund                                0.71%        1.47%      2.18%
Ursa Fund                                0.73%        1.57%      2.30%
OTC Fund                                 0.72%        1.24%      1.96%
Precious Metals Fund                     0.59%        1.61%      2.20%
U.S. Government Bond Fund                0.50%        1.30%      1.80%
Juno Fund                                0.51%        1.79%      2.30%
U.S. Government Money Market Fund        0.28%        1.32%      1.60%
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 + PADCO Advisors II, Inc., investment adviser to the Funds, and PADCO Service
   Company, Inc., servicer to the Funds, have voluntarily agreed to waive fees and/or reimburse expenses to ensure that expenses do not exceed the expenses shown. For the period ending December 31, 1998, absent these voluntary expense limitations and adjusted to exclude insurance related charges, total fund related expenses were as follows: Nova Fund -- 2.22%; Ursa Fund -- 2.48%; Precious Metals Fund -- 2.36%; Juno Fund -- 4.49%; U.S. Government Money Market Fund -- 1.92%.

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                                    EXAMPLES
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The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested.

If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    One    Three   Five     Ten
                                                    Year   Years   Years   Years
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Nova Subaccount                                     $106    $163    $220    $382
Ursa Subaccount                                     $107    $167    $226    $393
OTC Subaccount                                      $104    $156    $209    $362
Precious Metals Subaccount                          $106    $163    $221    $384
U.S. Government Bond Subaccount                     $102    $151    $201    $347
Juno Subaccount                                     $107    $167    $226    $393
U.S. Government Money Market Subaccount             $100    $145    $192    $328
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If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    One    Three   Five     Ten
                                                    Year   Years   Years   Years
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Nova Subaccount                                      $36    $109    $184    $382
Ursa Subaccount                                      $37    $113    $190    $393
OTC Subaccount                                       $34    $102    $174    $362
Precious Metals Subaccount                           $36    $110    $185    $384
U.S. Government Bond Subaccount                      $32     $98    $166    $347
Juno Subaccount                                      $37    $113    $190    $393
U.S. Government Money Market Subaccount              $30     $92    $156    $328
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o  The purpose of the above examples is to assist you in understanding the costs and expenses that you will bear directly or indirectly.

o The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown.

o The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account.

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                                    EXAMPLES
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o  Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity Contracts. Premium taxes currently range from 0% to 3.5%. The table and the examples do not include any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services.

Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.

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                            ACCUMULATION UNIT VALUES
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The following table shows Accumulation Unit values and the number of
Accumulation Units outstanding for the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno and U.S. Government Money Market Subaccounts of the Separate Account for the periods indicated. The information is derived from the financial statements of the Separate Account.

The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information.

The Nova, Ursa, OTC, Juno and U.S. Government Money Market Subaccounts commenced operations on May 7, 1997. The Precious Metals and U.S. Government Bond Subaccounts commenced operations on May 29, 1997. For the Ursa, U.S. Government Bond and Juno Subaccounts, there were periods during which no Accumulation Units were outstanding.

                                Accumulation    Accumulation        Number of
                                 Unit Value      Unit Value       Accumulation
                                at Beginning     at End of     Units Outstanding
                                 of Period        Period        at End of Period
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NOVA SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $12.21            855,862
  1/1/98 to 12/31/98               12.29           15.85          1,845,343

URSA SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 5/21/97               $10.00           $9.63                  0
  5/24/97 to 6/3/97                 9.57            9.58                  0
  6/10/97 to 12/31/97               9.36            8.07            356,784
  1/2/98 to 12/31/98                8.03            6.29            875,815

OTC SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $10.65            222,217
  1/1/98 to 12/31/98               10.84           19.52          1,127,437

PRECIOUS METALS SUBACCOUNT
FOR THE PERIODS
  5/29/97 to 12/31/97             $10.00          $ 7.02             73,827
  1/1/98 to 12/31/98                7.10            5.79            464,950

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                       ACCUMULATION UNIT VALUES (cont'd)
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                                Accumulation    Accumulation        Number of
                                 Unit Value      Unit Value       Accumulation
                                at Beginning     at End of     Units Outstanding
                                 of Period        Period        at End of Period
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U.S. GOV'T. BOND SUBACCOUNT
FOR THE PERIODS
  5/29/97 to 6/5/97               $10.00          $10.15                  0
  6/24/97 to 7/14/97               10.44           10.67                  0
  7/29/97 to 8/12/97               10.92           10.56                  0
  8/18/97 to 12/31/97              10.70           11.82             75,493
  1/1/98 to 12/31/98               11.97           13.31            373,333

JUNO SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 6/3/97                $10.00          $ 9.86                  0
  6/16/97 to 7/2/97                 9.71            9.68                  0
  7/7/97                            9.59            9.54                  0
  7/24/97 to 8/11/97                9.41            9.68                  0
  8/26/97 to 10/19/97               9.72            9.52                  0
  10/22/97 to 12/11/97              9.50            9.01                  0
  1/20/98 to 1/25/98                8.88            8.99                  0
  2/2/98                            8.98            8.98                  0
  2/23/98 to 2/25/98                9.03            9.07                  0
  3/2/98                            9.09            9.09                  0
  3/4/98 to 12/31/98                9.17            8.38              8,180

U.S. GOV'T. MONEY MARKET
SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $10.32          1,734,974
  1/1/98 to 12/31/98               10.32           10.57          3,871,940

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PERFORMANCE INFORMATION

In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts).

In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

Future performance will vary. The results shown will not necessarily be representative of future results.

CONSECO VARIABLE
INSURANCE COMPANY

(FORMERLY, GREAT AMERICAN RESERVE
INSURANCE COMPANY)

Conseco Variable Insurance Company is incorporated as a life insurance company under the laws of the State of Texas and is authorized to sell life insurance, annuity and similar financial products in 49 states and the District of Columbia. Texas regulatory authorities approved a change in our name from Great American Reserve Insurance Company to Conseco Variable Insurance Company ("Conseco Variable") on October 7, 1998. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state.

Originally organized in 1937, we are an indirect wholly owned subsidiary of Conseco, Inc. Conseco, Inc. provides corporate and Contract administration services to us. Conseco, Inc. is a publicly-owned financial services holding company, the principal operations of which are the development, marketing and administration of supplemental health insurance, annuity, life insurance, individual and group major medical insurance, other insurance products and consumer and commercial finance products and services. Conseco, Inc. is located at 11825 N. Pennsylvania Street, Carmel, Indiana, 46032.

All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: 11825 North Pennsylvania Street, Carmel, Indiana, 46032, (800) 437-3506.

The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana 46032. Prior to November 2, 1998, PADCO Financial Services, Inc. was the principal underwriter of the Contract.

YEAR 2000

Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system fail-

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ures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.

Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed.

Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:

   (i) an audit and assessment phase, designed to identify year-2000 issues;

   (ii) a modification phase, designed to correct year-2000 issues; and

   (iii) a testing phase, designed to test the modifications after they have been installed.

We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.

The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the total expense of our year-2000 projects are not material to Conseco Variable's financial position.

The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, businesses and other third parties

   (i) that provide services, utilities or data to Conseco Variable;

   (ii) that receive services or data from Conseco Variable; or

   (iii) whose financial condition or operating capability is important to Conseco Variable.

We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variable annuity contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available.

The failure to correct a material year-2000 problem could result in an interruption in, or failure

                                                                              11

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of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.

The Separate Account was registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges.

As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

RYDEX VARIABLE TRUST

The Trust is organized as a Delaware business trust and is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended. PADCO Advisors II, Inc. serves as the investment adviser and manager of the Funds. Purchase pay-

12

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ments allocated or transferred to a Subaccount of the Separate Account are invested in shares of the corresponding Fund of the Trust. The Funds and their investment objectives are as follows:

Nova Fund          --   seeks to provide investment
                        returns that are 150% of
                        the S&P 500 Index.

Ursa Fund          --   seeks to provide investment
                        results that will inversely
                        correlate to the perfor-
                        mance of the S&P 500 Index.

OTC Fund           --   seeks to provide investment
                        results that correspond to a
                        bench mark for over-the-
                        counter securities. The
                        Fund's current benchmark
                        is the NASDAQ 100 Index.

Precious Metals    --   seeks to provide investment
Fund                    results that correspond to a
                        benchmark primarily for
                        metals-related securities.
                        The Fund's current benchmark
                        is the XAU Index.

U.S. Government    --   seeks to provide investment
Bond Fund               results that correspond to a
                        benchmark for U.S.
                        Government securities. The
                        Fund's current benchmark
                        is 120% of the price move-
                        ment of the Long Treasury
                        Bond.

Juno Fund          --   seeks to provide total
                        returns that will inversely
                        correlate to the price move-
                        ment of a benchmark for
                        U.S. Treasury debt instru-
                        ments or futures contract
                        on a specified debt instru-
                        ment. The Fund's current
                        benchmark is the inverse of
                        the price movement of the
                        Long Treasury Bond.

U.S. Government    --   seeks to provide security of
Money Market            principal, high current
Fund                    income and liquidity.

The Trust prospectus, which accompanies this prospectus, provides an investment risk/return summary and other information about the Funds and the Trust. YOU SHOULD READ THE TRUST PROSPECTUS CAREFULLY BEFORE INVESTING.

THE CONTRACT

FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic or tactical asset allocation services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.

                                                                              13

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We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor.

If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Federal Income Tax Considerations" in this Prospectus.

To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

   (1) notify us in writing of the name of your new Financial Advisor, and

   (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

If we receive notification that:

   o your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

   o   your Financial Advisor has resigned or has died, or

   o   your Financial Advisor is otherwise not able to act on your behalf we will transfer amounts credited under your Contract to Subaccounts of the Separate Account to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

THE STRATEGIC OR TACTICAL ASSET ALLOCATION CONTEMPLATED IN THE CONTRACT MAY BE CHARACTERIZED AS AGGRESSIVE INVESTING. THERE CAN BE NO ASSURANCE THAT ANY FINANCIAL ADVISOR WILL PREDICT MARKET MOVES SUCCESSFULLY. IN SELECTING YOUR FINANCIAL ADVISOR, YOU SHOULD CAREFULLY CONSIDER HIS OR HER EDUCATION, EXPERIENCE AND REPUTATION.

CONTRACT CHANGES

The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS

If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account.

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PURCHASE PAYMENTS

To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.

If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract within one business day. The transaction cut-off time for receipt by us of purchase payments for allocation to the Separate Account is 2:30 p.m., Eastern time. The transaction cut-off time for receipt by us of purchase payments for allocation to the Fixed Account is 4:00 p.m., Eastern time.

We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

Initial purchase payments to be allocated to the Separate Account are credited to the U.S. Government Money Market Subaccount. Fourteen days after the Contract Date, transfers will be made to other Subaccounts of the Separate Account or the Fixed Account pursuant to instructions from your Financial Advisor.

The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $1,000,000. Payments to us in excess of $1,000,000 require our prior approval.

FREE LOOK

If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

Accumulation Units are used to account for all amounts allocated or transferred to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when it commenced operations. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

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The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

The following all affect Accumulation Unit values:

   o the investment experience of the shares of the Fund held in the Subaccount,

   o   expenses of the Subaccount, and the Fund, and

   o   the deduction of fees and charges at the Subaccount and Fund levels.

TRANSFERS

Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

The transaction cut-off times for the receipt by us of requests to make of transfers among the Subaccounts are as follows:

   o for the Nova, Ursa, and OTC Subaccounts, the time is 3:30 p.m., Eastern time;

   o   for the Precious Metals Subaccount, the time is 3:15 p.m., Eastern time;

   o for the U.S. Government Bond and Juno Subaccounts, the time is 2:30 p.m., Eastern time; and

   o for the U.S. Government Money Market Subaccount and the Fixed Account, the time is 4:00 p.m., Eastern time.

For transfers involving different transaction end times, the earlier of the times indicated above applies. Telephone and electronic transfer orders will be accepted only prior to the transaction cut-off times. If the primary exchange or market on which the underlying Fund transacts business closes early, the above cut-off time will be approximately thirty minutes (forty-five minutes, in the case of the Precious Metals Fund) prior to the close of such exchange or market.

WITHDRAWALS

Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office. Withdrawals will be received by us only between 8:30 a.m. Eastern time, and 2:30 p.m. Eastern time.

Withdrawal requests received after 2:30 p.m. will be deemed received by us on the next business day and the withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

A WITHDRAWAL MAY RESULT IN A WITHDRAWAL CHARGE AND/OR TAX CONSEQUENCES (INCLUDING AN ADDITIONAL 10% TAX PENALTY UNDER CERTAIN CIRCUMSTANCES).

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Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Federal Income Tax Considerations" in this Prospectus.

The following applies to withdrawals:

   o   The minimum amount you can withdraw is $500.

   o The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement.)

   o If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Conseco Variable reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.

   o If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL ADVISOR'S FEES

Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 591/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers for any period when:

   1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PLAN

We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.

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If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

PAYMENT ON DEATH

If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the beneficiary.

The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals and charges, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die on or after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS

You may select any one of the following fixed annuity options or any other option satisfactory to you and Conseco Variable. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.

We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the

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effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.

Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners who apply their Contract Value to an annuity option over the age of 85.

SECOND OPTION--LIFE ANNUITY with Guaranteed Periods. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

THIRD OPTION--INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

FOURTH OPTION--PAYMENTS IN A FIXED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment.

FIFTH OPTION--JOINT AND SURVIVOR ANNUITY. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 662/3% of the annuity payment (or limits) in effect during their joint lifetime.

Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th

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birthday or the maximum date permitted under applicable state law. If the
Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70-1/2.

FEES AND CHARGES

CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Conseco Variable assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Conseco Variable assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.

We may also assess a withdrawal charge if the Contract has been in effect less than five years and payments are used to provide annuity payments for less than five years.

Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

   (a) purchase payments that have been in the Contract more than seven complete Contract years, or

   (b) free withdrawal amounts described below.

The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge.

For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

We will not assess a withdrawal charge:

   o in the event of the death of the Contract Owner (subject to certain state variations), or

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   o   if payments are made under an annuity option under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.

The withdrawal charge, if applicable, equals:

   Complete Years Since
    Receipt of Payment           Withdrawal Charge
--------------------------------------------------------------------------------
      First Year                       7%
      Second Year                      7%
      Third Year                       6%
      Fourth Year                      5%
      Fifth Year                       4%
      Sixth Year                       3%
      Seventh Year                     2%
      Eighth Year and more             0%
--------------------------------------------------------------------------------

In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

   o for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

   o for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations" in this Prospectus.

With respect to any Contract which is owned by a "charitable remainder unitrust" or a "charitable remainder annuity trust" (both a "Charitable Remainder Trust") within the meaning of the Internal Revenue Code (the "Code"), we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the Charitable Remainder Trust in any Contract year. In order for a Charitable Remainder Trust to qualify for such an increase, the trustee or trustees of the Charitable Remainder Trust will be required to certify:

   (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

   (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

   (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a

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savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES. We will deduct amounts from the Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT

In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred; this restriction, however, is not effective until one year after the Contract date).

Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

BENEFICIARY

The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

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OWNERSHIP

As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

AN ASSIGNMENT OR TRANSFER MAY HAVE ADVERSE TAX CONSEQUENCES. You should consult a competent tax adviser before assigning or transferring your Contract.

FEDERAL INCOME TAX CONSIDERATIONS

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. AN ADDITIONAL DISCUSSION OF FEDERAL INCOME TAX CONSIDERATIONS IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL. Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or non-qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the

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Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts).

A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS. If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 591/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS. The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern with respect to qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

   (1) reaches age 59-1/2;

   (2) leaves his/her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permissible.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are being managed so as to comply with such requirements.

INVESTOR CONTROL. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select

24

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funds, to make transfers among the funds or the number and type of funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

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                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE INFORMATION
  Total Return Information
  Comparisons of Total Return

DISTRIBUTION OF CONTRACTS

FEDERAL INCOME TAX CONSIDERATIONS
  General
  Diversification
  Multiple Contracts
  Contracts Owned by Other than Natural Persons
  Tax Treatment of Assignments
  Income Tax Withholding
  Tax Treatment of Withdrawals -- Non-Qualified Contracts
  Qualified Plans
  Tax Treatment of Withdrawals -- Qualified Contracts
  Mandatory Distributions -- Qualified Contracts
  Tax-Sheltered Annuities -- Withdrawal Limitations

INDEPENDENT ACCOUNTANTS

LEGAL OPINIONS

FINANCIAL STATEMENTS

26

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                                   ORDER FORM

Please send me a copy of the most recent Statement of Additional Information for the Rydex Advisor Variable Annuity Account.

------------------------      --------------------------------------------------
         (Date)                                       (Name)

                              --------------------------------------------------
                                                 (Street Address)

                              --------------------------------------------------
                                   (City)                     (State) (Zip Code)

Send to: Rydex Advisor Variable Annuity Account
         11815 North Pennsylvania Street
         Carmel, IN 46032

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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                    (C) 1999, Conseco Variable Insurance Company
                                                                  05-8533 (5/99)